Cover Page	Sep. 14, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Sep. 14, 2021
Entity Registrant Name	AMKOR TECHNOLOGY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-29472
Entity Tax Identification Number	23-1722724
Entity Address, Address Line One	2045 EAST INNOVATION CIRCLE
Entity Address, City or Town	TEMPE
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85284
City Area Code	480
Local Phone Number	821-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	AMKR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001047127
Amendment Flag	true